Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Advantage Funds
Entity Central Index Key	0001045487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000009900
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Retail Class
Trading Symbol	GLRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$65	1.23%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
AssetsNet	$ 416,473,170
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,557,751
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$416,473,170 Number of Portfolio Holdings104 Total Advisory Fees Paid $1,557,751 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.2%
Corporate Bonds	11.7%
Exchange-Traded Funds	7.4%
Money Market Funds	1.2%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
U.S. Treasury Obligations	26.5%

Sector Weighting (% of net assets)

Value	Value
Real Estate	0.5%
Materials	0.6%
Utilities	1.0%
Money Market Funds	1.2%
Energy	1.6%
Consumer Staples	2.5%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
Industrials	3.7%
Health Care	3.7%
Communication Services	4.8%
Consumer Discretionary	4.9%
Exchange-Traded Funds	7.4%
Financials	8.7%
Corporate Bonds	11.6%
Information Technology	15.1%
U.S. Treasury Obligations	26.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
iShares Gold Trust	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
Microsoft Corporation	3.6%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	2.8%
NVIDIA Corporation	2.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Bill, 3.641%, due 01/22/26	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000075008
Shareholder Report [Line Items]
Fund Name	James Balanced: Golden Rainbow Fund
Class Name	Institutional Class
Trading Symbol	GLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 416,473,170
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,557,751
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$416,473,170 Number of Portfolio Holdings104 Total Advisory Fees Paid $1,557,751 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	47.2%
Corporate Bonds	11.7%
Exchange-Traded Funds	7.4%
Money Market Funds	1.2%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
U.S. Treasury Obligations	26.5%

Sector Weighting (% of net assets)

Value	Value
Real Estate	0.5%
Materials	0.6%
Utilities	1.0%
Money Market Funds	1.2%
Energy	1.6%
Consumer Staples	2.5%
Mortgage-Backed Securities	2.6%
U.S. Government & Agencies	3.4%
Industrials	3.7%
Health Care	3.7%
Communication Services	4.8%
Consumer Discretionary	4.9%
Exchange-Traded Funds	7.4%
Financials	8.7%
Corporate Bonds	11.6%
Information Technology	15.1%
U.S. Treasury Obligations	26.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.2%
U.S. Treasury Bonds, 5.500%, due 08/15/28	3.8%
iShares Gold Trust	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.7%
Microsoft Corporation	3.6%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	2.8%
NVIDIA Corporation	2.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	2.4%
U.S. Treasury Bill, 3.641%, due 01/22/26	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000009903
Shareholder Report [Line Items]
Fund Name	James Small Cap Fund
Trading Symbol	JASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$79	1.50%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
AssetsNet	$ 73,883,302
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 434,969
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$73,883,302 Number of Portfolio Holdings94 Total Advisory Fees Paid (net of waivers)$434,969 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	3.5%

Sector Weighting (% of net assets)

Value	Value
Communication Services	0.7%
Utilities	2.8%
Money Market Funds	3.5%
Materials	3.7%
Energy	3.8%
Consumer Staples	4.4%
Real Estate	7.4%
Information Technology	9.9%
Industrials	11.1%
Health Care	11.9%
Consumer Discretionary	14.2%
Financials	26.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	4.8%
Brinker International, Inc.	3.8%
Evercore, Inc. - Class A	3.7%
Piper Sandler Companies	3.2%
MGIC Investment Corporation	2.1%
Coca-Cola Consolidated, Inc.	2.1%
Warrior Met Coal, Inc.	1.9%
Radian Group, Inc.	1.8%
PC Connection, Inc.	1.8%
Patrick Industries, Inc.	1.7%

Material Fund Change Adviser [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000090023
Shareholder Report [Line Items]
Fund Name	James Micro Cap Fund
Trading Symbol	JMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
AssetsNet	$ 26,976,354
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 201,425
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,976,354 Number of Portfolio Holdings78 Total Advisory Fees Paid $201,425 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Exchange-Traded Funds	5.0%
Money Market Funds	1.8%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Real Estate	0.2%
Utilities	0.9%
Money Market Funds	1.8%
Energy	2.7%
Materials	4.3%
Consumer Staples	4.9%
Exchange-Traded Funds	5.0%
Consumer Discretionary	9.7%
Industrials	12.0%
Information Technology	14.0%
Health Care	16.5%
Financials	28.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	6.6%
iShares Russell Micro-Cap ETF	5.1%
Nova Ltd.	4.8%
United States Lime & Minerals, Inc.	3.5%
Merchants Bancorp	2.9%
Piper Sandler Companies	2.9%
Donnelley Financial Solutions, Inc.	2.9%
OFG Bancorp	2.9%
Federal Agricultural Mortgage Corporation - Class C	2.9%
Nelnet, Inc. - Class A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000157576
Shareholder Report [Line Items]
Fund Name	James Aggressive Allocation Fund
Trading Symbol	JAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.
Additional Information Phone Number	(800) 995-2637
Additional Information Website	https://www.jamesfunds.com/forms-and-reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 28,369,894
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 136,669
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,369,894 Number of Portfolio Holdings77 Total Advisory Fees Paid $136,669 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Corporate Bonds	6.6%
Exchange-Traded Funds	4.3%
Money Market Funds	1.5%
U.S. Government & Agencies	0.4%
U.S. Treasury Obligations	6.7%

Sector Weighting (% of net assets)

Value	Value
U.S. Government & Agencies	0.4%
Money Market Funds	1.5%
Materials	1.7%
Utilities	1.9%
Real Estate	2.1%
Consumer Staples	3.9%
Energy	4.1%
Exchange-Traded Funds	4.3%
Industrials	5.1%
Consumer Discretionary	5.4%
Corporate Bonds	6.6%
U.S. Treasury Obligations	6.7%
Health Care	7.3%
Communication Services	10.0%
Financials	14.6%
Information Technology	24.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Alphabet, Inc. - Class A	4.9%
Enova International, Inc.	4.2%
Broadcom, Inc.	3.7%
Apple, Inc.	3.1%
Goldman Sachs Group, Inc. (The)	2.8%
Microsoft Corporation	2.8%
Meta Platforms, Inc. - Class A	2.6%
JPMorgan Chase & Company	2.3%
Cadence Design Systems, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.